Stock-Based Compensation – Options	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based compensation – options
15	Stock-based compensation – options
The Company operates an equity-settled, stock options based payment compensation plan, under which the Company pays equity instruments of the Company as consideration in exchange for services received. The fair value of the grant of options is recognized in the consolidated statements of operations and comprehensive income (loss) as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted. The total expense is recognized over the vesting period, which is the period over which all of the service vesting conditions are to be satisfied. The maximum number of common shares reserved for issuance, in the aggregate, under the Company’s option plan (and under any other share compensation arrangements of the Company) is 10% of the aggregate number of common shares which are outstanding from time to time. As at December 31, 2020, this represented 7,017,842 (2019 – 6,984,092) common shares.

	Number of stock options	Weighted average exercise price $	Aggregate grant date fair value $	Weighted average remaining contractual term (years)

Outstanding – January 1, 2019	4,213,268	$2.18	$5,353,785	7.0
Cancelled	(100,000)	3.74	(146,790)	-
Expired	-	-	-	-
Exercised	-	-	-	-
Granted	1,664,852	3.29	2,391,393	-

Outstanding – December 31, 2019	5,778,120	2.47	7,598,388	6.3
Cancelled	(18,000)	3.74	(26,422)	-
Expired	-	-	-	-
Exercised	-	-	-	-
Granted	-	-	-	-

Outstanding – December 31, 2020	5,760,120	$2.47	$7,571,966	5.3

Exercisable at December 31, 2020	3,978,218	$2.03	$4,990,924	5.2

During the twelve months ended December 31, 2020, the Company did not grant any stock options. During the twelve months ended December 31, 2019, the Company granted approximately 1.7 million stock options on November 18, 2019, to purchase common shares on a 1:1 basis with an exercise price of $3.29 per share. The fair value of the stock options granted during 2019 was determined to be $2.4 million. These options will vest over a three-year period from the date of issue (34%, 33% and 33% per year, respectively) and have an expiry date of seven years from the date of issue. The fair value of the stock options granted during the twelve months ended December 31, 2019 was estimated to be $1.4364 per option using the Black-Scholes option pricing model based on the following assumptions. The Company granted stock options in March 2021 as discussed in note 26.

Date of options grant	November 18, 2019
Underlying stock price	3.29
Exercise price	3.29
Term of options (years)	7.0
Volatility of underlying stock price	40%
Expected dividend yield on underlying stock	nil
Annual risk free interest rate	1.48%
At December 31, 2020, 1.8 million options were outstanding but not yet exercisable with a weighted average exercise price of $3.46, weighted average remaining contractual term of 5.5 years and weighted average grant date fair value of approximately $1.4 million. At December 31, 2019, 3.0 million options were outstanding but not yet exercisable with a weighted average exercise price of $3.49, weighted average remaining contractual term of 6.4 years and weighted average grant date fair value of approximately $2.2 million.
During the twelve months ended December 31, 2020, the weighted average grant date fair value of stock options that:
a)	vested was $0.9 million (2019 – $0.9 million); and
b)	were cancelled was $26 thousand (2019 – $0.1 million).
The total grant date fair value of stock options that vested during the twelve months ended December 31, 2020 was $1.8 million (2019 – $1.7 million).
During the twelve months ended December 31, 2020, the Company recorded a total stock-based options compensation expense of approximately $2,069,777 (2019 – $1,995,347). The total compensation cost related to unvested options awards not yet recognized is approximately $1,089,614 (2019 – $3,185,813) and will be recognized over a remaining vesting period of 1.88 years (2019 – 2.88 years).